Employee Benefit Plans - ABO and PBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Non-U.S. Pension Plans
Plans with PBO and ABO in Excess of Plan Assets
PBO	$ 574	$ 583
ABO	551	563
Fair value of plan assets	183	206
Nonqualified and Other Pension Plans
Plans with PBO and ABO in Excess of Plan Assets
PBO	1,075	1,190
ABO	1,074	1,190
Fair value of plan assets	$ 1	$ 2